Term Loan - Summary of Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 1,141
2022	1,141
2023	8,073
2024	12,667
2025	13,233
Total future payments	36,255
Less: amount representing interest	(4,230)
Less: final payment	(2,025)
Total term loan	30,000	$ 30,000
Unamortized debt discount	(326)	(939)
Total term loan	$ 29,674	$ 29,061